Ordinary Shares	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Ordinary Shares
21.	ORDINARY SHARES
On October 9, 2017 and November 29, 2017, the Company issued 124,969,987 ordinary shares in total with par value of US$0.0001 to its shareholders in connection with the incorporation of the Company (Note 1). As of December 31, 2017, 372,138,271 ordinary shares were authorized and 124,969,987 ordinary shares were issued and outstanding, respectively.
Upon completion of the Company’s IPO on July 26, 2018, 169,239,905 Class A ordinary shares were issued upon conversion of all redeemable convertible preferred shares. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to twenty votes per share and is convertible into one Class A ordinary share at any time by the holder thereof. Upon any transfer of Class B ordinary shares by the holder thereof to any person or entity that is not an affiliate of such holder, such Class B ordinary shares would be automatically converted into an equal number of Class A ordinary shares.
Upon completion of the Company’s IPO, 8,000,000 Class A ordinary shares (4,000,000 ADS equivalent) were issued on July 30, 2018, and 600,000 Class A ordinary shares (300,000 ADS equivalent) were issued on August 6, 2018 pursuant to the underwriters’ partial exercise of their option to purchase additional ADSs.
On June 17, 2019, one Class A ordinary share was cancelled. On June 26, 2019, 609,805 shares Class B ordinary shares were converted to equivalent number of Class A ordinary shares. On August 14, 2019, 1,737,238 shares Class B ordinary shares were converted to equivalent number of Class A ordinary shares.
On May 27, 2020, one Class A ordinary share was cancelled. On September 14, 2020, 2,000,000 shares Class B ordinary shares were converted to equivalent number of Class A ordinary shares.
On April 27, 2021, 2,000,000 shares Class B ordinary shares were converted to equivalent number of Class A ordinary shares.
As of December 31, 2022, there were 229,831,213 and 72,978,677 Class A and Class B ordinary shares issued, 196,605,493 and 72,978,677 Class A and Class B ordinary shares outstanding respectively.